Equity Investment in Beijing Feiliu	12 Months Ended
Dec. 31, 2011
Equity Investment in Beijing Feiliu [Abstract]
Equity Investment in Beijing Feiliu

17. EQUITY INVESTMENT IN BEIJING FEILIU

On September 1, 2010, Beijing Technology signed an agreement under which Beijing Technology paid US$2,462 to Beijing Feiliu in exchange for 1) 33% equity interest in Beijing Feiliu, and 2) the prepaid customer acquisition cost. The Group estimates separately the fair value of its equity investment and the fair value of the prepaid customer acquisition cost. Based on their relative fair value, the Group allocated US$1,007 as equity investment and US$1,455 as prepaid customer acquisition cost. The prepaid customer acquisition cost is being amortized until May 2012 based on the number of estimated users developed for each reporting period under this program. For the years ended December 31, 2010 and 2011, US$220 and US$606 were recorded in cost of revenues for customer acquisition costs, respectively.

The Group has significant influence over Beijing Feiliu. Therefore, the equity investment was accounted for using the equity method with the cost allocation as follows:

Allocated Value
US$
Share of net tangible assets acquired	151
Goodwill	856

Investment in Beijing Feiliu	1,007

The change in Group’s investment is summarized as follows:

Beijing Feiliu
US$
Balance as of December 31, 2009	—
Investment in Beijing Feiliu	1,007
Share of loss in equity investment	(7)
Cumulative translation difference	12

Balance as of December 2010	1,012
Share of profit in equity investment	119
Cumulative translation difference	51

Balance as of December 2011	1,182